MANAGEMENT PLANS	12 Months Ended
Dec. 31, 2011
MANAGEMENT PLANS [Abstract]
MANAGEMENT PLANS
NOTE 26 – MANAGEMENT PLANS

Elevated credit costs, including our provision for loan losses, loan and collection costs, net losses on ORE, and losses related to vehicle service contract counterparty contingencies, have resulted in substantial losses over the past four years and reduced our capital. Management continues to focus on reducing non-performing assets and returning the organization to consistent profitability as soon as possible. Management believes meaningful progress was made on these objectives in 2011 and 2010. Further, as discussed in note 21, we have adopted a Capital Plan, which includes a series of actions designed to increase our regulatory capital ratios, decrease our expenses and enable us to withstand and better respond to current market conditions and the potential for worsening market conditions. At the present time, based on our current forecasts and expectations, we believe that our Bank can remain above “well-capitalized” for regulatory purposes for the foreseeable future, even without additional capital, primarily because of some projected further decline in total assets (principally loans) and anticipated improved performance in 2012. As a result of these expectations with respect to the Bank's regulatory capital ratios, and in light of our improvements in asset quality and other positive indicators, we continue to evaluate our alternatives in connection with the timing and size of any common stock offering. This evaluation will take into account our ongoing operating results, as well as input from our financial advisors and the UST.

A summary of selected quarterly results of operations for the years ended December 31 follows:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share amounts)
2011
Interest income	$30,718	$29,127	$28,187	$26,730
Net interest income	24,450	23,384	23,774	22,961
Provision for loan losses	10,702	4,156	6,171	6,917
Loss before income tax	(7,409)	(221)	(4,604)	(8,178)
Net income (loss)	(7,401)	37	(4,122)	(8,714)
Net loss applicable to common stock	(8,409)	(1,014)	(5,165)	(9,769)

Loss per common share
Basic	(1.06)	(0.12)	(0.61)	(1.15)
Diluted	(1.06)	(0.12)	(0.61)	(1.15)

2010
Interest income	$41,244	$38,492	$35,687	$33,428
Net interest income	30,031	28,571	26,985	26,066
Provision for loan losses	17,014	12,680	9,543	7,528
Income (loss) before income tax	(14,101)	8,040	(7,588)	(4,650)
Net income (loss)	(13,837)	7,884	(6,610)	(4,146)
Net income (loss) applicable to common stock	(14,914)	6,771	(7,719)	(4,942)

Income (loss) per common share
Basic	(6.21)	2.37	(1.03)	(0.65)
Diluted	(6.21)	0.44	(1.03)	(0.65)

During the fourth quarter of 2011, we recognized a $6.0 million expense for vehicle service contract counterparty contingencies expense (see notes #11 and #20). During the second quarter of 2010, we recognized a gain on extinguishment of debt of $18.1 million (see note #10). During the fourth quarter of 2010, we recognized losses on other real estate of $4.8 million (see note #5) and recognized a recovery on our capitalized mortgage loan servicing rights of $2.7 million (see note #4).

QUARTERLY SUMMARY

	Reported Sale Prices of Common Shares
	2011			2010			Cash Dividends Declared
	High	Low	Close	High	Low	Close	2011	2010
First quarter	$4.75	$1.28	$3.20	$12.00	$6.43	$7.00	$-	$-
Second quarter	3.84	1.69	2.03	20.80	3.40	3.79	-	-
Third quarter	2.87	1.75	1.92	4.20	1.38	1.39	-	-
Fourth quarter	1.98	1.25	1.33	2.06	1.00	1.30	-	-

We have approximately 2,300 holders of record of our common stock. Our common stock trades on the Nasdaq Global Select Market System under the symbol “IBCP.” The prices shown above are supplied by Nasdaq and reflect the inter-dealer prices and may not include retail markups, markdowns or commissions. There may have been transactions or quotations at higher or lower prices of which we are not aware.

In addition to the provisions of the Michigan Business Corporation Act, our ability to pay dividends is limited by our ability to obtain funds from our Bank and by regulatory capital guidelines applicable to us (see note #21).